Revenue and Deferred Revenue - Revenue Disaggregation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue and Deferred Revenue
Total	$ 4,430	$ 5,446	$ 21,618	$ 8,495
Network design and installation
Revenue and Deferred Revenue
Total	3,377	4,971	18,796	7,370
Internet network services and hardware and internet service
Revenue and Deferred Revenue
Total	$ 1,053	$ 475	$ 2,822	$ 1,125